Net financial loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Analysis of income and expense [abstract]
Interests and gains on financial assets	€ 327	€ 564		€ 1,620
Unrealized gains on financials assets	1,177	313		4,063
Foreign exchange gains	4,839	3,978		5,568
Other financial income	0	0		18
Financial income	6,344	4,855	[1]	11,269	[1]
Foreign exchange losses	(3,591)	(5,557)		(4,772)
Unrealized losses on financial assets	(95)	(865)		0
Interest on financial liabilities	(312)	(341)		(204)
Other financial expenses	0	0		(1)
Financial expenses	(3,997)	(6,763)	[1]	(4,976)	[1]
Net financial income (loss)	€ 2,347	€ (1,908)	[1]	€ 6,293	[1]

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.